COMMITMENTS AND CONTINGENCIES	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on October 22, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial Business Combination. However, the registration and shareholder rights agreement provides that we will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On November 9, 2020, the underwriter’s partially exercised their over-allotment option to purchase an additional 1,525,000 Units, at a price of $10.00 per Unit, and forfeited the remaining option to purchase additional Units.

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $7,533,750 in the aggregate.  The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

OLD PlayStudios, Inc.
COMMITMENTS AND CONTINGENCIES

NOTE 14—COMMITMENTS AND CONTINGENCIES

Minimum Guarantee Liability

The following are the Company’s total minimum guaranteed obligations as of the years ended:

	March 31,	December 31,
	2021	2020
Accrued royalties(1)	$150	$100
Minimum guarantee liability	250	300
Total minimum guarantee obligations	$400	$400
Weighted-average remaining term (in years)	2.25	2.50
(1)	Accrued royalties are included within the Accrued liabilities line item on the Consolidated Balance Sheets.

The following are the Company’s remaining expected future payments of minimum guarantee obligations as of March 31, 2021:

Minimum
Guarantee
Year Ending December 31,	Obligations
Remainder of 2021	$200
2022	200
2023	—
2024	—
2025	—
Total	$400

Leases

The Company leases both office space and office equipment and classifies these leases as either operating or capital leases for accounting purposes based upon the terms and conditions of the individual lease agreements. As of March 31, 2021 and December 31, 2020, all leases were classified as operating leases and expire at various dates through 2024, with certain leases containing renewal option periods of two to five years at the end of the current lease terms.

The Company’s future minimum rental commitments as of March 31, 2021, are as follows:

Minimum
Rental
Year Ending December 31,	Commitments
Remainder of 2021	$3,474
2022	3,172
2023	1,143
2024	429
2025	—
Total	$8,218

Certain lease agreements have rent escalation provisions over the lives of the leases. The Company recognizes rental expense based on a straight-line basis over the term of the leases. Rental expense was $1.2 million and $1.1 million during the three months ended March 31, 2021 and 2020, respectively, which is included within “General and administrative” expenses in the Consolidated Statements of Operations.

Other

The Company is party to ordinary and routine litigation incidental to its business. On a case-by-case basis, the Company engages inside and outside counsel to assess the probability of potential liability resulting from such litigation. After making such assessments, the Company makes an accrual for the estimated loss only when the loss is reasonably probable and an amount can be reasonably estimated. The Company does not expect the outcome of any pending litigation to have a material effect on the Company’s Consolidated Balance Sheets, Consolidated Statements of Operations, or Consolidated Statements of Cash Flows.

NOTE 12—COMMITMENTS AND CONTINGENCIES

Minimum Guarantee Liability

The following are the Company’s total minimum guaranteed obligations as of the years ended (in thousands):

	December 31,
	2020	2019
Accrued royalties(1)	$100	$1,100
Minimum guarantee liability	300	500
Total minimum guarantee obligations	$400	$1,600
Weighted-average remaining term (in years)	2.50	3.53
(1)	Accrued royalties are included within the Accrued liabilities line item on the consolidated balance sheet.

The following are the Company’s remaining expected future payments of minimum guarantee obligations as of December 31, 2020 (in thousands):

Minimum Guarantee
Year Ending December 31,	Obligations
2021	$200
2022	200
2023	—
2024	—
2025	—
Total	$400

Leases

The Company leases both office space and office equipment and classifies these leases as either operating or capital leases for accounting purposes based upon the terms and conditions of the individual lease agreements. As of December 31, 2020 and 2019, all leases were classified as operating leases and expire at various dates through 2024, with certain leases containing renewal option periods of two to five years at the end of the current lease terms.

The Company’s future minimum rental commitments as of December 31, 2020, are as follows (in thousands):

Minimum Rental
Year Ending December 31,	Commitments
2021	$4,667
2022	3,221
2023	1,160
2024	430
2025	—
Total	$9,478

Certain lease agreements have rent escalation provisions over the lives of the leases. The Company recognizes rental expense based on a straight-line basis over the term of the leases. Rental expense was $4.7 million, $4.3 million and $3.8 million for the years ended December 31, 2020, 2019 and 2018, respectively, which is included within “General and administrative” expenses in the Consolidated Statements of Operations.

Other

The Company is party to ordinary and routine litigation incidental to its business. On a case-by-case basis, the Company engages inside and outside counsel to assess the probability of potential liability resulting from such litigation. After making such assessments, the Company makes an accrual for the estimated loss only when the loss is reasonably probable and an amount can be reasonably estimated. The Company does not expect the outcome of any pending litigation to have a material effect on the Company’s Consolidated Balance Sheets, Consolidated Statements of Operations, or Consolidated Statements of Cash Flows.